STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class A, Class B, Premier and Legacy Class B Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

On September 14, 2018, shareholders of the International Equity Fund of State Farm Mutual Fund Trust (“Mutual Fund Trust”), approved a reorganization of the International Equity Fund into the BlackRock Advantage International Fund (the “BlackRock Advantage International Acquiring Fund”), a series of BlackRock FundsSM, a Massachusetts business trust.

BlackRock Advisors, LLC (“BAL”) is the investment adviser to the BlackRock Advantage International Acquiring Fund. To prepare for the reorganization of the International Equity Fund, BAL has requested that the International Equity Fund sell substantially all of its existing holdings, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock Advantage International Acquiring Fund. During the period October 24, 2018, through November 16, 2018, the International Equity Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock Advantage International Acquiring Fund, as set out in the current prospectus of the BlackRock Advantage International Acquiring Fund.

On September 14, 2018, shareholders of the Mutual Fund Trust Equity and Bond Fund approved (i) the elimination of the Equity and Bond Fund’s fundamental investment restriction on investments, which provides that the Equity and Bond Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940), U.S. Government securities, or short-term paper (the “Investment Restriction”) and (ii) a reorganization of the Equity and Bond Fund into the BlackRock 60/40 Target Allocation Fund, a series of BlackRock Funds II (the “BlackRock 60/40 Target Allocation Acquiring Fund”). The reorganization is expected to occur on November 16, 2018.

BlackRock Advisors, LLC serves as the investment adviser to the BlackRock 60/40 Target Allocation Acquiring Fund. To prepare for the reorganization of the Equity and Bond Fund, BlackRock Advisors, LLC has requested that the Equity and Bond Fund sell all of its existing holdings of the Equity Fund and the Bond Fund, each a series of Mutual Fund Trust, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock 60/40 Target Allocation Acquiring Fund. During the period October 25, 2018, through November 16, 2018, the Equity and Bond Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock 60/40 Target Allocation Acquiring Fund, as set out in the current prospectus of the BlackRock 60/40 Target Allocation Acquiring Fund. The BlackRock 60/40 Target Allocation Acquiring Fund is a fund of funds that normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The BlackRock 60/40 Target Allocation Acquiring Fund intends to obtain this exposure primarily through investments in underlying funds, including exchange-traded funds (“ETFs”). Under normal circumstances, the BlackRock 60/40 Target Allocation Acquiring Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.

With respect to the International Equity Fund, the information beginning with the heading “Fund Management” and ending before “Purchase and Sale of Fund Shares” on page 13 of the Prospectus is eliminated and replaced with the following:

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

Name	Title	Length of Service
Scott Hintz	Assistant Vice President—Investment Planning Services	Since October 2018

Corey Schieler	Investment Planning Services Director	Since October 2018

The section of the Prospectus that describes the principal risks of investing in the Equity and Bond Fund on pages 24-25 of the Prospectus is hereby amended to add the following risk factor in connection with the Equity and Bond Fund’s intention to invest in a portfolio of underlying open-end funds and ETFs to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets.

•

Investments in Mutual Funds and ETFs Risk—The Equity and Bond Fund’s investments are concentrated in the underlying BlackRock funds, so the Equity and Bond Fund’s investment performance is directly related to the performance of the underlying funds. The Equity and Bond Fund may also directly invest in ETFs. The Equity and Bond Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Equity and Bond Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Equity and Bond Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

With respect to the Equity and Bond Fund, the information beginning with the heading “Fund Management” and ending before “Purchase and Sale of Fund Shares” on page 26 of the Prospectus is eliminated and replaced with the following:

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

Name	Title	Length of Service
Scott Hintz	Assistant Vice President—Investment Planning Services	Since October 2018

Corey Schieler	Investment Planning Services Director	Since October 2018

The heading and the three paragraphs thereunder beginning with “International Equity Fund” on page 75 of the Prospectus is deleted.

The heading and the paragraph thereunder beginning with “Equity and Bond Fund” on page 76 of the Prospectus is deleted.

The information in the table below replaces the lead in paragraph and the table under “International Equity Fund” on page 91 of the Prospectus:

International Equity Fund

Scott Hintz and Corey Schieler serve as portfolio managers for the International Equity Fund. Their biographical information appears below:

SFIM Portfolio Managers
Portfolio Manager and Title with SFIMC	Length of Service with SFIMC	Business Experience During the Past 5 years

Scott Hintz, CFA Assistant Vice President—Investment Planning Services	Since June 2004	Investment Analysis, Oversight and Research

Corey Schieler, CFA Investment Planning Services Director	Since December 1997	Investment Analysis, Oversight and Research

The information in the table below replaces the heading and the paragraph thereunder beginning with “Equity and Bond Fund” on page 91 of the Prospectus:

Equity and Bond Fund

Scott Hintz and Corey Schieler serve as portfolio managers for the Equity and Bond Fund. Their biographical information appears below:

SFIM Portfolio Managers
Portfolio Manager and Title with SFIMC	Length of Service with SFIMC	Business Experience During the Past 5 years

Scott Hintz, CFA Assistant Vice President—Investment Planning Services	Since June 2004	Investment Analysis, Oversight and Research

Corey Schieler, CFA Investment Planning Services Director	Since December 1997	Investment Analysis, Oversight and Research

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018, to the Prospectus dated May 1, 2018, for Class R-1, Class R-2 and Class R-3 Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

On September 14, 2018, shareholders of the International Equity Fund of State Farm Mutual Fund Trust (“Mutual Fund Trust”), approved a reorganization of the International Equity Fund into the BlackRock Advantage International Fund (the “BlackRock Advantage International Acquiring Fund”), a series of BlackRock FundsSM, a Massachusetts business trust.

BlackRock Advisors, LLC (“BAL”) is the investment adviser to the BlackRock Advantage International Acquiring Fund. To prepare for the reorganization of the International Equity Fund, BAL has requested that the International Equity Fund sell substantially all of its existing holdings, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock Advantage International Acquiring Fund. During the period October 24, 2018, through November 16, 2018, the International Equity Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock Advantage International Acquiring Fund, as set out in the current prospectus of the BlackRock Advantage International Acquiring Fund.

On September 14, 2018, shareholders of the Mutual Fund Trust Equity and Bond Fund approved (i) the elimination of the Equity and Bond Fund’s fundamental investment restriction on investments, which provides that the Equity and Bond Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940), U.S. Government securities, or short-term paper (the “Investment Restriction”) and (ii) a reorganization of the Equity and Bond Fund into the BlackRock 60/40 Target Allocation Fund, a series of BlackRock Funds II (the “BlackRock 60/40 Target Allocation Acquiring Fund”). The reorganization is expected to occur on November 16, 2018.

BlackRock Advisors, LLC serves as the investment adviser to the BlackRock 60/40 Target Allocation Acquiring Fund. To prepare for the reorganization of the Equity and Bond Fund, BlackRock Advisors, LLC has requested that the Equity and Bond Fund sell all of its existing holdings of the Equity Fund and the Bond Fund, each a series of Mutual Fund Trust, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock 60/40 Target Allocation Acquiring Fund. During the period October 25, 2018, through November 16, 2018, the Equity and Bond Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock 60/40 Target Allocation Acquiring Fund, as set out in the current prospectus of the BlackRock 60/40 Target Allocation Acquiring Fund. The BlackRock 60/40 Target Allocation Acquiring Fund is a fund of funds that normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The BlackRock 60/40 Target Allocation Acquiring Fund intends to obtain this exposure primarily through investments in underlying funds, including exchange-traded funds (“ETFs”). Under normal circumstances, the BlackRock 60/40 Target Allocation Acquiring Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.

With respect to the International Equity Fund, the information beginning with the heading “Fund Management” and ending before “Tax Information” on page 12 of the Prospectus is eliminated and replaced with the following:

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

Name	Title	Length of Service
Scott Hintz	Assistant Vice President—Investment Planning Services	Since October 2018

Corey Schieler	Investment Planning Services Director	Since October 2018

The section of the Prospectus that describes the principal risks of investing in the Equity and Bond Fund on pages 22-23 of the Prospectus is hereby amended to add the following risk factor in connection with the Equity and Bond Fund’s intention to invest in a portfolio of underlying open-end funds and ETFs to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets.

•

Investments in Mutual Funds and ETFs Risk—The Equity and Bond Fund’s investments are concentrated in the underlying BlackRock funds, so the Equity and Bond Fund’s investment performance is directly related to the performance of the underlying funds. The Equity and Bond Fund may also directly invest in ETFs. The Equity and Bond Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Equity and Bond Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Equity and Bond Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

With respect to the Equity and Bond Fund, the information below the heading “Fund Management” on page 23 of the Prospectus is eliminated and replaced with the following:

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

Name	Title	Length of Service
Scott Hintz	Assistant Vice President—Investment Planning Services	Since October 2018

Corey Schieler	Investment Planning Services Director	Since October 2018

The heading and the three paragraphs thereunder beginning with “International Equity Fund” on page 63 of the Prospectus is deleted.

The heading and the paragraph thereunder beginning with “Equity and Bond Fund” on page 64 of the Prospectus is deleted.

The information in the table below replaces the lead in paragraph and the table under “International Equity Fund” on page 79 of the Prospectus:

International Equity Fund

Scott Hintz and Corey Schieler serve as portfolio managers for the International Equity Fund. Their biographical information appears below:

SFIM Portfolio Managers
Portfolio Manager and Title with SFIMC	Length of Service with SFIMC	Business Experience During the Past 5 years

Scott Hintz, CFA Assistant Vice President—Investment Planning Services	Since June 2004	Investment Analysis, Oversight and Research

Corey Schieler, CFA Investment Planning Services Director	Since December 1997	Investment Analysis, Oversight and Research

The information in the table below replaces the heading and the paragraph thereunder beginning with “Equity and Bond Fund” on page 79 of the Prospectus:

Equity and Bond Fund

Scott Hintz and Corey Schieler serve as portfolio managers for the Equity and Bond Fund. Their biographical information appears below:

SFIM Portfolio Managers
Portfolio Manager and Title with SFIMC	Length of Service with SFIMC	Business Experience During the Past 5 years

Scott Hintz, CFA Assistant Vice President—Investment Planning Services	Since June 2004	Investment Analysis, Oversight and Research

Corey Schieler, CFA Investment Planning Services Director	Since December 1997	Investment Analysis, Oversight and Research

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Prospectus dated May 1, 2018 for Institutional Shares, and as supplemented as of May 23, 2018 and September 18, 2018 of State Farm Mutual Fund Trust (the “Prospectus”).

Effective November 14, 2018, the separate series within State Farm Mutual Fund Trust (each, a “Fund” and together, the “Funds”) no longer will issue shares of beneficial interest (“Shares”) as part of purchase or exchange transactions. Any payment received on or after November 14, 2018, for the purchase of Fund Shares will be returned to the investor. A request for an exchange transaction received on or after November 14, 2018, will be treated as a request for a redemption of Fund Shares and will be processed as such. A request for an exchange transaction received on or after November 14, 2018, will not be treated as a request for the purchase of Fund Shares.

On September 14, 2018, shareholders of the International Equity Fund of State Farm Mutual Fund Trust (“Mutual Fund Trust”), approved a reorganization of the International Equity Fund into the BlackRock Advantage International Fund (the “BlackRock Advantage International Acquiring Fund”), a series of BlackRock FundsSM, a Massachusetts business trust.

BlackRock Advisors, LLC (“BAL”) is the investment adviser to the BlackRock Advantage International Acquiring Fund. To prepare for the reorganization of the International Equity Fund, BAL has requested that the International Equity Fund sell substantially all of its existing holdings, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock Advantage International Acquiring Fund. During the period October 24, 2018, through November 16, 2018, the International Equity Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock Advantage International Acquiring Fund, as set out in the current prospectus of the BlackRock Advantage International Acquiring Fund.

On September 14, 2018, shareholders of the Mutual Fund Trust Equity and Bond Fund approved (i) the elimination of the Equity and Bond Fund’s fundamental investment restriction on investments, which provides that the Equity and Bond Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940), U.S. Government securities, or short-term paper (the “Investment Restriction”) and (ii) a reorganization of the Equity and Bond Fund into the BlackRock 60/40 Target Allocation Fund, a series of BlackRock Funds II (the “BlackRock 60/40 Target Allocation Acquiring Fund”). The reorganization is expected to occur on November 16, 2018.

BlackRock Advisors, LLC serves as the investment adviser to the BlackRock 60/40 Target Allocation Acquiring Fund. To prepare for the reorganization of the Equity and Bond Fund, BlackRock Advisors, LLC has requested that the Equity and Bond Fund sell all of its existing holdings of the Equity Fund and the Bond Fund, each a series of Mutual Fund Trust, and invest the sales proceeds using investment strategies substantially similar to those used by the BlackRock 60/40 Target Allocation Acquiring Fund. During the period October 25, 2018, through November 16, 2018, the Equity and Bond Fund may deviate from its principal investment strategies and may follow the investment strategies of the BlackRock 60/40 Target Allocation Acquiring Fund, as set out in the current prospectus of the BlackRock 60/40 Target Allocation Acquiring Fund. The BlackRock 60/40 Target Allocation Acquiring Fund is a fund of funds that normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The BlackRock 60/40 Target Allocation Acquiring Fund intends to obtain this exposure primarily through investments in underlying funds, including exchange-traded funds (“ETFs”). Under normal circumstances, the BlackRock 60/40 Target Allocation Acquiring Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.

With respect to the International Equity Fund, the information beginning with the heading “Fund Management” and ending before “Purchase and Sale of Fund Shares” on page 12 of the Prospectus is eliminated and replaced with the following:

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

Name	Title	Length of Service
Scott Hintz	Assistant Vice President—Investment Planning Services	Since October 2018

Corey Schieler	Investment Planning Services Director	Since October 2018

The section of the Prospectus that describes the principal risks of investing in the Equity and Bond Fund on pages 23-24 of the Prospectus is hereby amended to add the following risk factor in connection with the Equity and Bond Fund’s intention to invest in a portfolio of underlying open-end funds and ETFs to obtain exposure to equity securities in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets.

•

Investments in Mutual Funds and ETFs Risk—The Equity and Bond Fund’s investments are concentrated in the underlying BlackRock funds, so the Equity and Bond Fund’s investment performance is directly related to the performance of the underlying funds. The Equity and Bond Fund may also directly invest in ETFs. The Equity and Bond Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Equity and Bond Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Equity and Bond Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

With respect to the Equity and Bond Fund, the information under the heading “Fund Management” on page 24 of the Prospectus is eliminated and replaced with the following:

Fund Management

Investment Adviser—The investment adviser for the Fund is State Farm Investment Management Corp.

Portfolio Managers—

Name	Title	Length of Service
Scott Hintz	Assistant Vice President—Investment Planning Services	Since October 2018

Corey Schieler	Investment Planning Services Director	Since October 2018

The heading and the three paragraphs thereunder beginning with “International Equity Fund” on page 58 of the Prospectus is deleted.

The heading and the paragraph thereunder beginning with “Equity and Bond Fund” on page 59 of the Prospectus is deleted.

The information in the table below replaces the lead in paragraph and the table under “International Equity Fund” on page 73 of the Prospectus:

International Equity Fund

Scott Hintz and Corey Schieler serve as portfolio managers for the International Equity Fund. Their biographical information appears below:

SFIM Portfolio Managers
Portfolio Manager and Title with SFIMC	Length of Service with SFIMC	Business Experience During the Past 5 years

Scott Hintz, CFA Assistant Vice President—Investment Planning Services	Since June 2004	Investment Analysis, Oversight and Research

Corey Schieler, CFA Investment Planning Services Director	Since December 1997	Investment Analysis, Oversight and Research

The information in the table below replaces the heading and the paragraph thereunder beginning with “Equity and Bond Fund” on page 74 of the Prospectus:

Equity and Bond Fund

Scott Hintz and Corey Schieler serve as portfolio managers for the Equity and Bond Fund. Their biographical information appears below:

SFIM Portfolio Managers
Portfolio Manager and Title with SFIMC	Length of Service with SFIMC	Business Experience During the Past 5 years

Scott Hintz, CFA Assistant Vice President—Investment Planning Services	Since June 2004	Investment Analysis, Oversight and Research

Corey Schieler, CFA Investment Planning Services Director	Since December 1997	Investment Analysis, Oversight and Research

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated October 25, 2018 to the Statement of Additional Information dated May 1, 2018 of State Farm Mutual Fund Trust (the “SAI”).

Effective immediately, the following changes are made to the SAI:

The following information replaces the information on pages 68-70 of the SAI beginning under the heading “PORTFOLIO MANAGERS” “OTHER ACCOUNTS MANAGED” “Equity and Bond Fund, Bond Fund, Money Market Fund, Tax Advantaged Bond Fund and Small/Mid Cap Equity Fund” and ending before the heading “BFA as Sub-Adviser to the S&P 500 Index Fund.”

International Equity Fund, Equity and Bond Fund, Bond Fund, Money Market Fund, Tax Advantaged Bond Fund and Small/Mid Cap Equity Fund

Scott Hintz, a portfolio manager for the International Equity Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Hintz as of August 31, 2018 include the following:

•	Other Registered Investment Companies: 2 accounts, $200.1 million in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 0 accounts, $0 billion in assets

Corey Schieler, a portfolio manager for the International Equity Fund manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Schieler as of August 31, 2018 include the following:

•	Other Registered Investment Companies: 2 accounts, $200.1 million in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 0 accounts, $0 billion in assets

Scott Hintz, a portfolio manager for the Equity and Bond Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Hintz as of August 31, 2018 include the following:

•	Other Registered Investment Companies: 2 accounts, $200.1 million in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 0 accounts, $0 billion in assets

Corey Schieler, a portfolio manager for the Equity and Bond Fund manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Schieler as of August 31, 2018 include the following:

•	Other Registered Investment Companies: 2 accounts, $200.1 million in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 0 accounts, $0 billion in assets

John Malito, a portfolio manager for the Bond Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Malito as of December 31, 2017 include the following:

•	Other Registered Investment Companies: 6 accounts, $1.4 billion in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 14 accounts, $54.3 billion in assets

Lisa Rogers, a portfolio manager for the Bond Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Ms. Rogers as of December 31, 2017 include the following:

•	Other Registered Investment Companies: 6 accounts, $1.4 billion in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 25 accounts, $56.0 billion in assets

John Malito, a portfolio manager for the Money Market Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Malito as of December 31, 2017 include the following:

•	Other Registered Investment Companies: 6 accounts, $1.9 billion in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 14 accounts, $54.3 billion in assets

Lisa Rogers, a portfolio manager for the Money Market Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Ms. Rogers as of December 31, 2017 include the following:

•	Other Registered Investment Companies: 6 accounts, $1.9 billion in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 25 accounts, $56.0 billion in assets

Robert Reardon, a portfolio manager for the Tax Advantaged Bond Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Reardon as of December 31, 2017 include the following:

•	Other Registered Investment Companies: 1 account, $696.4 million in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 10 accounts, $59.8 billion in assets

Mike Zaroogian, a portfolio manager for the Tax Advantaged Bond Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Zaroogian as of December 31, 2017 include the following:

•	Other Registered Investment Companies: 1 account, $696.4 million in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 10 accounts, $59.8 billion in assets

Scott Hintz, a portfolio manager for the Small/Mid Cap Equity Fund, manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Hintz as of August 31, 2018 include the following:

•	Other Registered Investment Companies: 1 account, $40.8 million in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 0 accounts, $0 billion in assets

Corey Schieler, a portfolio manager for the Small/Mid Cap Equity Fund manages other investment accounts and portfolios. The number of other accounts and their total assets, segregated by category, managed by Mr. Schieler as of August 31, 2018 include the following:

•	Other Registered Investment Companies: 1 account, $40.8 million in assets

•	Other Pooled Investment Vehicles: 0 accounts

•	Other Accounts: 0 accounts, $0 billion in assets

No advisory fee is paid based on performance for the International Equity Fund, Equity and Bond Fund, Bond Fund, Money Market Fund, Tax Advantaged Bond Fund and Small/Mid Cap Equity Fund.

On page 77 of the SAI the paragraph heading following the carryover paragraph is changed as follows, “The Manager’s management of the International Equity Fund, Equity and Bond Fund, Bond Fund, Money Market Fund, Tax Advantaged Bond Fund and Small/Mid Cap Equity Fund.”

Beginning on page 77 of the SAI with the heading “Marsico’s Management of the International Equity Fund” through the heading on page 79 of the SAI that begins “Compensation” is deleted.

The heading of the second full paragraph on page 79 of the SAI is changed as follows: “Portfolio managers of the Bond Fund, Tax Advantaged Bond Fund and Money Market Fund.”

The following information replaces the information on page 80 of the SAI beginning with the heading “Portfolio managers of the Small/Mid Cap Equity Fund” and ending before the heading “Westwood’s Portfolio Managers for the Equity Fund.”

Portfolio managers of the International Equity Fund, Equity and Bond Fund and Small/Mid Cap Equity Fund. Compensation paid to these portfolio managers is based upon the overall job performance in managing the investment accounts for these Funds as well as other duties as outlined by their job functions. These portfolio managers’ compensation packages consist of a base salary, incentive compensation and other benefits. The base salary is fixed and is competitive with industry standards. Incentive compensation is discretionary and is determined by Auto Company annually by reference to several objective factors, including the overall performance of Auto Company and its affiliates as an enterprise.

The following information is deleted: beginning on page 81 of the SAI with the heading “Marsico’s Portfolio Manager for the International Equity Fund” and ending before the text, “Portfolio Manager Compensation Overview: Equity Index Funds and the LifePath Funds”.

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.